[SECURITY BENEFIT LIFE INSURANCE COMPANY LOGO]

One Security Benefit Place • Topeka, Kansas 66636-0001
800.888.2461 • SecurityBenefit.com

February 13, 2014

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Strategic Asset Allocations, Inc.	0000924211	February 6, 2014
American Century World Mutual Funds, Inc.	0000872825	February 6, 2014
Federated Investment Series Funds, Inc.	0000889388	January 27, 2014
Fidelity Advisor Series I	0000722574	January 27, 2014
General Money Market Fund, Inc.	0000353560	January 31, 2014
Pioneer Series Trust I	0001257951	January 29, 2014
T. Rowe Price Retirement Funds, Inc.	0001177017	January 22, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company